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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460


                   	  Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


         Pioneer Small & Mid Cap Growth Fund
         Schedule of Investments  3/31/09 (unaudited)

Shares                                                          Value

         COMMON STOCKS - 96.0 %
         Energy - 4.0 %
         Oil & Gas Equipment & Services - 2.7 %
27,700   FMC Technologies, Inc. *                            $ 868,949
52,700   TETRA Technologies, Inc. *                            171,275
                                                             $1,040,224
         Oil & Gas Exploration & Production - 1.3 %
20,000   Forest Oil Corp. * (b)                              $ 263,000
10,300   Whiting Petroleum Corp. *                             266,255
                                                             $ 529,255
         Total Energy                                        $1,569,479
         Materials - 7.4 %
         Industrial Gases - 4.1 %
47,100   Airgas, Inc.                                        $1,592,451
         Specialty Chemicals - 3.3 %
34,500   Sigma-Aldrich Corp.                                 $1,303,755
         Total Materials                                     $2,896,206
         Capital Goods - 11.4 %
         Electrical Component & Equipment - 4.6 %
57,600   AMETEK, Inc.                                        $1,801,152
         Industrial Machinery - 6.8 %
65,000   Gardner Denver, Inc. *                              $1,413,100
57,000   Idex Corp.                                           1,246,590
                                                             $2,659,690
         Total Capital Goods                                 $4,460,842
         Transportation - 1.5 %
         Air Freight & Couriers - 1.5 %
20,500   Expeditors International of Washington, Inc. (b)    $ 579,945
         Total Transportation                                $ 579,945
         Consumer Services - 4.3 %
         Education Services - 4.3 %
34,600   DeVry, Inc.                                         $1,667,028
         Total Consumer Services                             $1,667,028
         Media - 0.6 %
         Advertising - 0.6 %
9,000    WPP Plc                                             $ 251,550
         Total Media                                         $ 251,550
         Retailing - 9.3 %
         Automotive Retail - 4.7 %
52,100   O'Reilly Automotive, Inc. * (b)                     $1,824,021
         Specialty Stores - 4.6 %
86,600   PetSmart, Inc. (b)                                  $1,815,136
         Total Retailing                                     $3,639,157
         Household & Personal Products - 4.2 %
         Household Products - 4.2 %
31,700   Clorox Co.                                          $1,631,916
         Total Household & Personal Products                 $1,631,916
         Health Care Equipment & Services - 15.2 %
         Health Care Equipment - 6.2 %
8,100    C. R. Bard, Inc.                                    $ 645,732
37,500   ResMed, Inc. *                                       1,325,250
13,800   Stryker Corp.                                         469,752
                                                             $2,440,734
         Health Care Services - 4.3 %
19,800   Express Scripts, Inc. *                             $ 914,166
18,400   Medco Health Solutions, Inc. *                        760,656
                                                             $1,674,822
         Health Care Supplies - 4.7 %
68,700   Dentsply International, Inc. (b)                    $1,844,595
         Total Health Care Equipment & Services              $5,960,151
         Pharmaceuticals & Biotechnology - 2.7 %
         Life Sciences Tools & Services - 2.7 %
19,200   Techne Corp.                                        $1,050,432
         Total Pharmaceuticals & Biotechnology               $1,050,432
         Diversified Financials - 9.2 %
         Asset Management & Custody Banks - 9.2 %
85,000   Federated Investors, Inc. *                         $1,892,100
18,500   State Street Corp.                                    569,430
40,000   T. Rowe Price Associates, Inc. (b)                   1,154,400
                                                             $3,615,930
         Total Diversified Financials                        $3,615,930
         Software & Services - 16.7 %
         Application Software - 11.6 %
10,000   Adobe Systems, Inc. *                               $ 213,900
27,000   FactSet Research Systems, Inc. (b)                   1,349,730
139,000  Informatica Corp. *                                  1,843,140
103,500  Nuance Communications, Inc. * (b)                    1,124,010
                                                             $4,530,780
         Data Processing & Outsourced Services - 1.1 %
11,600   Fiserv, Inc. *                                      $ 422,936
         Systems Software - 4.0 %
84,100   Micros Systems, Inc. *                              $1,576,875
         Total Software & Services                           $6,530,591
         Technology Hardware & Equipment - 2.9 %
         Electronic Equipment & Instruments - 2.9 %
22,000   Mettler-Toledo International, Inc. *                $1,129,260
         Total Technology Hardware & Equipment               $1,129,260
         Semiconductors - 6.7 %
38,200   Linear Technology Corp. (b)                         $ 877,836
81,700   Microchip Technology, Inc. (b)                       1,731,223
                                                             $2,609,059
         Total Semiconductors                                $2,609,059
         TOTAL COMMON STOCKS
Principal(Cost  $40,510,914)                                 $37,591,546
Amount
         TEMPORARY CASH INVESTMENTS - 21.7 %
         Security Lending Collateral - 21.7 % (c)
         Certificates of Deposit:
208,255  Abbey National Plc, 1.58%, 8/13/09                  $ 208,255
208,247  Bank of Nova Scotia, 1.58%, 5/5/09                    208,247
333,040  Bank of Scotland NY, 1.45%, 6/5/09                    333,040
374,859  Barclays Bank, 1.13%, 5/27/09                         374,859
374,859  DnB NOR Bank ASA NY, 1.5%, 6/5/09                     374,859
381,524  Intesa SanPaolo S.p.A., 1.03%, 5/22/09                381,524
24,155   Nordea NY, 0.52%, 4/9/09                              24,155
312,383  Royal Bank of Canada NY, 1.44%, 8/7/09                312,383
374,859  Svenska Bank NY, 1.73%, 7/8/09                        374,859
416,510  CBA, 1.31%, 7/16/09                                   416,510
416,510  Societe Generale, 1.75%, 9/4/09                       416,510
416,510  U.S. Bank NA, 1.35%, 8/24/09                          416,510
                                                             $3,841,714
         Commercial Paper:
416,510  Monumental Global Funding, Ltd., 1.64%, 8/17/09     $ 416,510
208,255  CME Group, Inc., 1.44%, 8/6/09                        208,255
409,013  American Honda Finance Corp., 1.29%, 7/14/09          409,013
416,510  HSBC Bank, Inc., 1.64%, 8/14/09                       416,510
104,128  IBM, 1.47%, 9/25/09                                   104,128
374,859  MetLife Global Funding, 1.71%, 6/12/09                374,859
374,859  New York Life Global, 1.37%, 9/4/09                   374,859
354,034  Westpac Banking Corp., 0.94%, 6/1/09                  354,034
                                                             $2,658,170
         Tri-party Repurchase Agreements:
1,249,531Deutsche Bank, 0.21%, 4/1/09                        $1,249,531
346,574  Barclays Capital Markets, 0.2%, 4/1/09                346,574
                                                             $1,596,106
Shares
         Money Market Mutual Fund:
416,510  JPMorgan, U.S. Government Money Market Fund         $ 416,510
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $8,512,500)                                  $8,512,500

         TOTAL INVESTMENT IN SECURITIES - 117.8%
         (Cost  $49,023,414)                                 $46,104,046

         OTHER ASSETS AND LIABILITIES - (17.8)%              $(6,961,289)

         TOTAL NET ASSETS - 100.0%                           $39,142,757

*        Non-income producing security.

(a) At March 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $49,023,414 was as follows:

         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost  $7,256,735

         Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (10,176,103)

         Net unrealized gain                                $(2,919,368)

(b)      At March 31, 2009, the following securities were out on loan:

Shares                         Security                         Value
2,000    Dentsply International, Inc.                          53,700
20,000   Expeditors International of Washington, Inc.          565,800
26,700   FactSet Research Systems, Inc.                       1,334,733
19,800   Forest Oil Corp. *                                    260,370
36,800   Linear Technology Corp.                               845,664
80,600   Microchip Technology, Inc.                           1,707,914
47,600   Nuance Communications, Inc. *                         516,936
50,600   O'Reilly Automotive, Inc. *                          1,771,506
700      PetSmart, Inc.                                        14,672
39,600   T. Rowe Price Associates, Inc.                       1,142,856
                                                             $8,214,151


(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                              Investments
                                                             in Securities
Level 1 - Quoted Prices                                      $38,008,056
Level 2 - Other Significant Observable Inputs                 8,095,990
Level 3 - Significant Unobservable Inputs                        0
Total                                                        $46,104,046

           Pioneer  AmPac Growth Fund
           Schedule of Investments  3/31/2009 (unaudited)

Shares                                                            Value

           COMMON STOCKS - 97.5 %
           Energy - 6.4 %
           Integrated Oil & Gas - 6.4 %
6,400      Chevron Corp.                                       $ 430,336
4,600      Exxon Mobil Corp.                                     313,260
                                                               $ 743,596
           Total Energy                                        $ 743,596
           Capital Goods - 10.8 %
           Aerospace & Defense - 1.4 %
3,800      United Technologies Corp.                           $ 163,324
           Electrical Component & Equipment - 4.1 %
16,500     Emerson Electric Co.                                $ 471,570
           Industrial Conglomerates - 5.3 %
9,000      3M Co.                                              $ 447,480
16,500     General Electric Co.                                  166,815
                                                               $ 614,295
           Total Capital Goods                                 $1,249,189
           Transportation - 3.2 %
           Air Freight & Couriers - 3.2 %
13,000     Expeditors International of Washington, Inc. (b)    $ 367,770
           Total Transportation                                $ 367,770
           Consumer Durables & Apparel - 6.0 %
           Apparel, Accessories & Luxury Goods - 2.7 %
19,000     Coach, Inc. *                                       $ 317,300
           Footwear - 3.3 %
8,000      Nike, Inc.                                          $ 375,120
           Total Consumer Durables & Apparel                   $ 692,420
           Media - 2.4 %
           Advertising - 2.4 %
10,000     WPP Plc                                             $ 279,500
           Total Media                                         $ 279,500
           Retailing - 2.2 %
           General Merchandise Stores - 2.2 %
7,500      Target Corp.                                        $ 257,925
           Total Retailing                                     $ 257,925
           Food, Beverage & Tobacco - 4.2 %
           Soft Drinks - 4.2 %
9,500      PepsiCo, Inc.                                       $ 489,060
           Total Food, Beverage & Tobacco                      $ 489,060
           Household & Personal Products - 6.4 %
           Household Products - 6.4 %
9,000      Colgate-Palmolive Co.                               $ 530,820
4,500      Procter & Gamble Co. *                                211,905
                                                               $ 742,725
           Total Household & Personal Products                 $ 742,725
           Health Care Equipment & Services - 10.9 %
           Health Care Equipment - 7.7 %
15,500     Medtronic, Inc.                                     $ 456,785
12,500     Stryker Corp.                                         425,500
                                                               $ 882,285
           Health Care Services - 3.2 %
9,000      Medco Health Solutions, Inc. *                      $ 372,060
           Total Health Care Equipment & Services              $1,254,345
           Pharmaceuticals & Biotechnology - 3.4 %
           Pharmaceuticals - 3.4 %
7,500      Johnson & Johnson                                   $ 394,500
           Total Pharmaceuticals & Biotechnology               $ 394,500
           Diversified Financials - 8.3 %
           Asset Management & Custody Banks - 8.3 %
15,000     State Street Corp.                                  $ 461,700
17,000     T. Rowe Price Associates, Inc. (b)                    490,620
                                                               $ 952,320
           Total Diversified Financials                        $ 952,320
           Software & Services - 13.4 %
           Application Software - 4.3 %
23,000     Adobe Systems, Inc. *                               $ 491,970
           IT Consulting & Other Services - 4.5 %
19,000     Accenture, Ltd.                                     $ 522,310
           Systems Software - 4.6 %
29,000     Microsoft Corp.                                     $ 532,730
           Total Software & Services                           $1,547,010
           Technology Hardware & Equipment - 9.3 %
           Communications Equipment - 4.7 %
32,000     Cisco Systems, Inc. *                               $ 536,640
           Computer Hardware - 1.7 %
2,000      IBM Corp. *                                         $ 193,780
           Computer Storage & Peripherals - 1.3 %
13,500     EMC Corp. *                                         $ 153,900
           Electronic Equipment & Instruments - 1.6 %
10,000     National Instruments Corp.                          $ 186,500
           Total Technology Hardware & Equipment               $1,070,820
           Semiconductors - 10.6 %
           Semiconductors - 10.6 %
29,500     Intel Corp.                                         $ 443,975
12,000     Linear Technology Corp. (b)                           275,760
24,000     Microchip Technology, Inc. (b)                        508,560
                                                               $1,228,295
           Total Semiconductors                                $1,228,295
           TOTAL COMMON STOCKS                                 $11,269,475
           (Cost  $13,183,662)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 13.7 %
           Securities Lending Collateral  - 13.7 % (c)
           Certificates of Deposit:
38,810     Abbey National Plc, 1.58%, 8/13/09                  $ 38,810
38,809     Bank of Nova Scotia, 1.58%, 5/5/09                    38,809
62,065     Bank of Scotland NY, 1.45%, 6/5/09                    62,065
69,858     Barclays Bank, 1.13%, 5/27/09                         69,858
69,858     DnB NOR Bank ASA NY, 1.5%, 6/5/09                     69,858
71,100     Intesa SanPaolo S.p.A., 1.03%, 5/22/09                71,100
4,501      Nordea NY, 0.52%, 4/9/09                              4,501
58,215     Royal Bank of Canada NY, 1.44%, 8/7/09                58,215
69,858     Svenska Bank NY, 1.73%, 7/8/09                        69,858
77,620     CBA, 1.31%, 7/16/09                                   77,620
77,620     Societe Generale, 1.75%, 9/4/09                       77,620
77,620     U.S. Bank NA, 1.35%, 8/24/09                          77,620
                                                               $715,935
           Commercial Paper:
77,620     Monumental Global Funding, Ltd., 1.64%, 8/17/09       77,620
38,810     CME Group, Inc., 1.44%, 8/6/09                        38,810
76,223     American Honda Finance Corp., 1.29%, 7/14/09          76,223
77,620     HSBC Bank, Inc., 1.64%, 8/14/09                       77,620
19,405     IBM, 1.47%, 9/25/09                                   19,405
69,858     MetLife Global Funding, 1.71%, 6/12/09                69,858
69,858     New York Life Global, 1.37%, 9/4/09                   69,858
65,977     Westpac Banking Corp., 0.94%, 6/1/09                  65,977
                                                               $495,372
           Tri-party Repurchase Agreements:
232,861    Deutsche Bank, 0.21%, 4/1/09                        $232,861
64,587     Barclays Capital Markets, 0.2%, 4/1/09                64,587
                                                               $297,448
Shares
           Money Market Mutual Fund:
77,620     JPMorgan U.S. Government Money Market Fund          $ 77,620
                                                               $1,586,375
           TOTAL TEMPORARY CASH INVESTMENTS                    $1,586,375
           (Cost  $1,586,375)
           TOTAL INVESTMENT IN SECURITIES - 111.2 %            $12,855,850
           (Cost  $14,770,037)(a)
           OTHER ASSETS AND LIABILITIES - (11.2) %            $(1,293,015)
           TOTAL NET ASSETS - 100.0 %                          $11,562,835

*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $14,770,037 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $1,871,859

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value  (3,786,046)

           Net unrealized loss                                $(1,914,187)

(b)        At March 31, 2009, the following securities were out on loan:

Shares                           Security                         Value
12,000     Expeditors International of Washington, Inc.        $339,480
11,000     Linear Technology Corp.                              252,780
23,700     Microchip Technology, Inc.                           502,203
16,800     T. Rowe Price Associates, Inc.                       484,848
           Total                                               $1,579,311

(c)        Securities lending collateral is managed by Credit
           Suisse, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                Investments
                                                              in Securities
Level 1 - Quoted Prices                                        $11,269,475
Level 2 - Other Significant Observable Inputs                   1,586,375
Level 3 - Significant Unobservable Inputs                          0
Total                                                          $12,855,850

           Pioneer AMT-Free Municipal Fund
           Schedule of Investments  3/31/2009 (unaudited)

Principal
Amount ($)                                                          Value
           MUNICIPAL BONDS - 98.4 %
           Alabama - 1.5 %
5,000,000 Alabama Drinking Water Finance Authority, 4.0%, 8/15/2$3,947,800 3,000,000 Birmingham Alabama Waterworks & Sewer, 4.375%, 1/1/32 2,537,160
                                                                 $6,484,960
           Arizona - 4.8 %
6,300,000 Arizona Board Regents Certificates Partnerships, 4.0%,$5,203,863 10,000,000 Arizona Health Facilities Authory Revenue, 5.5%, 1/1/3 9,015,700 7,155,000 Maricopa County Arizona High School District, 3.5%, 7/ 6,131,548
                                                                 $20,351,111
           California - 19.3 %
2,000,000 California Municipal Finance Authority, 5.25%, 2/1/37 $1,336,540 9,325,000 California State Department of Veteran Affairs, 4.75%, 8,752,538
16,000,000 California State, 4.25%, 8/1/33                        12,007,840
6,000,000  California Statewide, 5.75%, 7/1/47                    5,524,380
16,955,000 California Statewide Communities Development
               Authority, 5.0%, 8/15/47                           9,998,363
7,500,000  California Statewide Community, 5.25%, 11/15/48        6,356,475
3,000,000  Los Angeles County Sanitation District Financing Autho
               Revenue, 4.5%, 10/1/35                             2,367,930
1,680,000  Madera California Public, 4.375%, 3/1/31               1,427,614
7,000,000 Pittsburg California Redevelopment Agency, 6.5%, 9/1/2 6,931,050 25,000,000 San Joaquin Hills Transportation Corridor Agency, 5.0% 15,494,500 10,865,000 San Jose California Redevelopment Agency Tax, 4.9%, 8/ 8,586,827
1,500,000  Santa Cruz County California Revenue, 6.625%, 9/1/29   1,524,585
1,500,000  Santa Cruz County California Revenue, 7.0%, 9/1/36     1,538,895
                                                                 $81,847,537
           Colorado - 5.2 %
6,555,000 Colorado Springs Colorado Hospital Revenue, 6.375%, 12$6,025,225 8,220,000 Colorado Water & Power Development Authority, 4.375%, 7,202,693
12,500,000 Public Authority For Colorado Energy, 6.5%, 11/15/38   8,942,375
                                                                 $22,170,293
           District of Columbia - 1.8 %
8,000,000  District of Columbia, 4.25%, 6/1/2037                 $5,727,200
2,000,000  District of Columbia, 5.5%  4/1/36                     1,947,900
                                                                 $7,675,100
           Florida - 4.2 %
2,000,000  Brevard County Florida Health, 5.0%, 4/1/34           $1,408,140
8,000,000  Escambia County Florida Health Facilities, 5.25%, 11/1 7,565,040
1,000,000  Florida State Department Children and Families, 5.0%,   976,190
1,000,000  Hillsborough County Florida, 5.25%, 10/1/24             846,120
7,500,000  Tallahassee Florida Health, 6.375%, 12/1/30            6,128,850
1,000,000  Village Center Community Development Florida, 5.0%, 11  743,850
                                                                 $17,668,190
           Georgia - 0.7 %
5,000,000  Main Street Natural Gas, Inc., Georgia, 5.5%, 9/15/28 $3,097,150
                                                                 $3,097,150
           Illinois - 6.5 %
10,000,000 Illinois Educational Facilities Authority, 6.25%, 5/1/$11,570,700
10,000,000 Metropolitan Pier & Expo, 5.25%, 6/15/42               9,829,400
5,000,000  Metropolitan Pier & Expo, 7.0%, 7/1/26                 6,314,500
                                                                 $27,714,600
           Indiana - 5.4 %
2,000,000  Indiana Bond Bank, 5.5%, 2/1/29                       $1,959,640
5,000,000 Indiana Health & Educational Facility Authority, 4.75% 3,546,600 19,000,000 Indianapolis State Development Finance Authority, 5.6% 14,853,440
2,500,000  St. Joseph County Indiana Authority, 4.5%, 8/15/18     2,440,100
                                                                 $22,799,780
           Kentucky - 0.1 %
435,000    Kentucky Economic Development Finance, 6.625%, 10/1/28$ 389,390
                                                                 $ 389,390
           Lousiana - 1.0 %
5,000,000  Louisiana State Gas & Fuels Tax, 4.5%, 5/1/41         $4,353,450
                                                                 $4,353,450
           Massachusetts - 6.5 %
20,000,000 Massachusetts State Housing Finance Agency, 5.4%, 12/1$17,615,800
5,000,000  Massachusetts State Water Authority, 4.0%, 8/1/46      3,791,750
7,330,000  Massachusetts Water Pollution Abatement Revenue, 3.5%, 6,169,295
                                                                 $27,576,845
           Maryland - 2.3 %
3,400,000  Baltimore Maryland Project Revenue, 5.0%, 7/1/24      $3,629,670
1,865,000  Baltimore Maryland Project Revenue, 5.0%, 7/1/24       1,913,005
2,000,000  Maryland Economic Development Corp., 6.2%, 1/9/22      2,044,440
1,000,000  Maryland State Economic Development, 5.8%, 6/1/38       735,270
2,000,000  Maryland State Economic Development, 5.875%, 6/1/43    1,465,560
                                                                 $9,787,945
           Michigan - 1.9 %
3,000,000  Detroit Michigan Sewer District, 6.25%, 7/1/36        $2,980,230
5,000,000  Michigan State Hospital Finance Authority, 5.5%, 11/15 4,931,850
                                                                 $7,912,080
           Montana - 0.5 %
2,785,000  Forsyth Montana Pollution Control Revenue, 5.0%, 3/1/3$2,188,732
                                                                 $2,188,732
           North Carolina - 2.9 %
12,000,000 North Carolina Eastern Municipal Power, 6.0%, 1/1/22  $12,137,400
                                                                 $12,137,400
           North Dakota - 0.8 %
3,000,000  Grand Forks North Dakota Health Care Systems, 7.125%, $3,281,400
                                                                 $3,281,400
           New York - 5.0 %
2,000,000  Long Island Power Authority, 5.75%, 4/1/39            $2,020,140
10,000,000 New York City Municipal Finance Water & Sewer
                Systems Revenue, 4.25%, 6/15/39                   8,228,800
1,425,000 New York State Dormitory Authority Revenue, 7.5%, 5/15 1,487,030 1,295,000 New York State Dormitory Authority Revenue, 7.5%, 5/15 1,447,577 5,250,000 New York State Dormitory Authority Revenue, 7.5%, 5/15 6,280,575 1,500,000 Port Authority of New York & New Jersey, 93rd Series,
               6.125%, 6/1/94                                     1,622,850
                                                                 $21,086,972
           Oklahoma - 1.5 %
5,590,000  McGee Creek Authority Water Revenue, 6.0%, 1/1/23     $6,253,589
                                                                 $6,253,589
           Pennsylvania - 4.7 %
10,000,000 Lehigh County Pennsylvania Industrial Development Authority
              Pollution Control, 4.75%, 2/15/27                  $8,360,400
5,000,000  Northampton County Pennsylvania General Purpose Author
              Revenue, 5.5%, 8/15/40                              3,901,700
6,000,000  Philadelphia Pennsylvania Hospital, 4.5%, 7/1/37       4,754,520
3,000,000  Southeastern Pennsylvania Transportation Authority, 4. 2,791,410
                                                                 $19,808,030
           Puerto Rico - 1.0 %
5,000,000  Puerto Rico Sales Tax Financing, 5.25%, 8/1/57        $4,075,550
                                                                 $4,075,550
           South Carolina - 4.7 %
1,000,000  Dorchester South Carolina County School District, 5.25$ 969,280
15,000,000 Piedmont Municipal Power Agency, 5.25%, 1/1/21         14,856,150
5,000,000  Scago Educational Facilities Corp.For School Project,  4,235,750
                                                                 $20,061,180
           Tennessee - 1.1 %
10,000,000 Sumner County Tennessee Health Educational, 5.5%, 11/1$4,816,200
                                                                 $4,816,200
           Texas - 4.9 %
4,475,000 Crowley Texas Independent School District, 3.5%, 8/1/3$3,287,693 15,000,000 Dallas County Texas Utilities & Reclamation, 5.375%, 2 12,980,700 4,600,000 San Antonio Texas Electricity & Gas, Series A, 4.5%, 2 4,601,104
                                                                 $20,869,497
           Virginia - 1.8 %
7,500,000  Washington County Industrial, 7.75%, 7/1/38           $7,430,100
                                                                 $7,430,100
           Washington - 8.3 %
5,755,000 Centralia Washington Electric Revenue, 4.25%, 12/1/26 $5,066,990 10,850,000 King County Washington Housing Authority, 5.5%, 5/1/38 10,438,784 4,000,000 King County Washington Public Hospital, 5.25%, 12/1/37 3,694,000
2,955,000  Seattle Washington Housing Authority, 6.6%, 8/20/38    2,939,516
6,290,000  Vancouver Washington Housing Authority, 5.65%, 3/1/31  4,501,376
3,450,000  Washington State Housing Finance, 5.45%, 12/1/33       3,486,915
5,000,000  Washngton State Health Care Facilities, 5.25%, 10/1/33 4,845,950
                                                                 $34,973,531
           TOTAL MUNICIPAL BONDS                                $416,810,612
           (Cost  $460,170,840)

           MUTUAL FUND - 1.7 %
7,000,000  Blackrock Liquidity Funds MuniFund Portfolio *        $7,000,000
           TOTAL MUTUAL FUND                                     $7,000,000
           (Cost  $7,000,000)
           TOTAL INVESTMENT IN SECURITIES - 100.1 %             $423,810,612
           (Cost  $467,170,840)(a)
           OTHER ASSETS AND LIABILITIES - (0.1) %                $(615,861)
           TOTAL NET ASSETS - 100.0 %                           $423,194,751

       *   Non-income producing security.

     (a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $463,676,822 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost   $12,760,647

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value   (52,626,857)

           Net unrealized loss                                 $(39,866,210)

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                  Investments
                                                                in Securities
Level 1 - Quoted Prices                                          $7,000,000
Level 2 - Other Significant Observable Inputs                     416,810,612
Level 3 - Significant Unobservable Inputs                            0
Total                                                            $423,810,612

             Pioneer AMT-Free CA Municipal Fund
            Schedule of Investments  3/31/2009 (unaudited)

Principal                                                          Value
Amount ($)
            MUNICIPAL BONDS - 97.0 %
            Municipal Government - 4.4 %
3,000,000   California State, 4.25%, 8/1/33                     $2,251,470
1,500,000   California State, 4.75%, 4/1/29                      1,321,455
                                                                $3,572,925
            Municipal Airport - 2.6 %
2,500,000   San Francisco California City & County Airports, 4.5$2,064,400
            Municipal Development - 23.4 %
3,500,000   Alameda County California Redevelopment Agency, 4.37$2,571,765
4,000,000   California Statewide, 5.75%, 7/1/47                  3,682,920
4,000,000   California Statewide Community Development Authority 3,584,680
2,500,000   California Statewide Community, 5.25%, 11/15/48      2,118,825
2,500,000   Inglewood California Redevelopment Agency Tax Alloca 1,725,650
3,815,000   Pittsburg California Redevelopment Agency, 4.25%, 9/ 2,569,441
3,000,000   Rialto California Redevelopment Agency Tax Allocatio 2,653,860
                                                                $18,907,141
            Municipal Facilities - 5.7 %
2,100,000   Fresno Joint Powers Financing Authority Lease Revenu$1,929,858
3,000,000   Los Angeles County California Certificates of Partic 2,669,670
                                                                $4,599,528
            Municipal General - 7.3 %
5,000,000   Anaheim California Public Financing Authority Lease,$3,643,150
2,095,000   Redding California Redevelopment, 4.5%, 9/1/26       1,334,766
1,500,000   Redding California Redevelopment, 5.0%, 9/1/36        966,525
                                                                $5,944,441
            Municipal Housing - 4.6 %
4,000,000   California State Department of Veteran Affairs, 4.75$3,754,440
            Municipal Medical - 17.6 %
4,000,000   California Health Facilities Financing Authority, 5.$3,069,760
3,500,000   California Health Facilities, 5.625%, 7/1/32         3,233,300
5,000,000   California Municipal Finance Authority, 5.25%, 2/1/3 3,341,350
4,000,000   California Statewide Community Development Authority 2,358,800
2,500,000   San Bernardino County California Certificates of Par 2,259,375
                                                                $14,262,585
            Municipal School District - 9.0 %
2,500,000   Los Angeles California Unified School District, 4.25$2,068,900
1,885,000   Oakland California Unified School District, 4.375%,  1,582,684
1,600,000   Oxnard California School District, 4.375%, 8/1/33    1,323,616
2,180,000   Pomona Unified School District, 6.55%, 8/1/29        2,305,263
                                                                $7,280,463
            Municipal Transportation - 8.6 %
4,000,000   Alameda Corridor Transportation Authority, 4.75%, 10$3,897,320
5,000,000   San Joaquin Hills Transportation Corridor Agency, 5. 3,098,900
                                                                $6,996,220
            Municipal Utilities - 6.8 %
5,000,000   Long Beach California Finance Authority, 5.5%, 11/15$3,134,950
3,000,000   Modesto California Waste Water Revenue, 4.25%, 11/1/ 2,372,070
                                                                $5,507,020
            Municipal Water - 6.9 %
4,000,000   Madera California Irrigation District Water, 5.5%, 1$3,891,120
2,000,000   Madera California Public, 4.375%, 3/1/31             1,699,540
                                                                $5,590,660
            TOTAL MUNICIPAL BONDS                               $78,479,823
            (Cost  $94,691,466)
            TOTAL INVESTMENT IN SECURITIES - 97.0 %             $78,479,823
            (Cost  $94,691,466)
            OTHER ASSETS AND LIABILITIES - 3.0 %                $2,390,700
            TOTAL NET ASSETS - 100.0 %                          $80,870,523

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $93,850,919 was as follows:

            Aggregate gross unrealized gain for all investments
            in which there is an excess of value over tax cost  $2,613,730

            Aggregate gross unrealized loss for all investments
            in which there is an excess of tax cost over value  (17,984,826)

            Net unrealized loss                                $(15,371,096)

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           evel 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                 Investments
                                                               in Securities
Level 1 - Quoted Prices                                         $   0
Level 2 - Other Significant Observable Inputs                    78,479,823
Level 3 - Significant Unobservable Inputs                           0
Total                                                           $78,479,823

           Pioneer Growth Leaders Fund
           Schedule of Investments  3/31/09 (unaudited)

Shares                                                                    Value
           COMMON STOCKS - 98.2 %
           Energy - 4.8 %
           Integrated Oil & Gas - 4.8 %
13,000     Chevron Corp.                                              $  874,120
           Total Energy                                               $  874,120
           Capital Goods - 4.1 %
           Aerospace & Defense - 2.5 %
10,500     United Technologies Corp.                                  $  451,290
           Electrical Component & Equipment - 1.2 %
8,000      Emerson Electric Co.                                       $  228,640
           Industrial Conglomerates - 0.4 %
7,000      General Electric Co.                                       $  70,770
           Total Capital Goods                                        $  750,700
           Transportation - 7.1 %
           Air Freight & Couriers - 3.5 %
22,500     Expeditors International of Washington, Inc. (b)           $  636,525
           Railroads - 3.6 %
18,800     Canadian National Railway Co.                              $  666,460
           Total Transportation                                       $
1,302,985
           Media - 2.5 %
           Advertising - 2.5 %
19,500     Omnicom Group, Inc.  (b)                                   $  456,300
           Total Media                                                $  456,300
           Retailing - 3.2 %
           General Merchandise Stores - 3.2 %
17,000     Target Corp.                                               $  584,630
           Total Retailing                                            $  584,630
           Food & Drug Retailing - 5.4 %
           Drug Retail - 3.8 %
27,000     Walgreen Co.                                               $  700,920
           Food Distributors - 1.6 %
12,500     Sysco Corp.                                                $  285,000
           Total Food & Drug Retailing                                $  985,920
           Food, Beverage & Tobacco - 4.5 %
           Soft Drinks - 4.5 %
16,000     PepsiCo, Inc.                                              $  823,680
           Total Food, Beverage & Tobacco                             $  823,680
           Household & Personal Products - 4.5 %
           Household Products - 4.5 %
16,000     Clorox Co.                                                 $  823,680
           Total Household & Personal Products                        $  823,680
           Health Care Equipment & Services - 12.1 %
           Health Care Equipment - 7.0 %
24,800     Medtronic, Inc.                                            $  730,856
16,000     Stryker Corp.                                                 544,640
                                                                      $
1,275,496
           Health Care Services - 5.1 %
22,656     Medco Health Solutions, Inc. *                             $  936,599
           Total Health Care Equipment & Services                     $
2,212,095
           Pharmaceuticals & Biotechnology - 6.9 %
           Life Sciences Tools & Services - 3.9 %
13,000     Techne Corp.                                               $  711,230
           Pharmaceuticals - 3.0 %
10,500     Johnson & Johnson                                          $  552,300
           Total Pharmaceuticals & Biotechnology                      $
1,263,530
           Diversified Financials - 11.2 %
           Asset Management & Custody Banks - 11.2 %
10,000     Federated Investors, Inc. *                                $  222,600
13,000     Northern Trust Corp.                                          777,660
19,000     State Street Corp.                                            584,820
16,000     T. Rowe Price Associates, Inc. (b)                            461,760
                                                                      $
2,046,840
           Total Diversified Financials                               $
2,046,840
           Software & Services - 15.9 %
           Application Software - 4.1 %
35,000     Adobe Systems, Inc. *                                      $  748,650
           Data Processing & Outsourced Services - 3.5 %
51,000     Western Union Co.                                          $  641,070
           IT Consulting & Other Services - 4.7 %
31,000     Accenture Ltd.                                             $  852,190
           Systems Software - 3.6 %
36,000     Microsoft Corp.                                            $  661,320
           Total Software & Services                                  $
2,903,230
           Technology Hardware & Equipment - 5.3 %
           Communications Equipment - 5.3 %
58,000     Cisco Systems, Inc. *                                      $  972,660
           Total Technology Hardware & Equipment                      $  972,660
           Semiconductors - 10.8 %
           Semiconductors - 10.8 %
44,000     Intel Corp.                                                $  662,200
35,000     Linear Technology Corp. (b)                                   804,300
24,000     Microchip Technology, Inc. (b)                                508,560
                                                                     $ 1,975,060
           Total Semiconductors                                       $1,975,060
           TOTAL COMMON STOCKS
           (Cost  $14,738,094)                                       $17,975,430
Principal
Amount                                                                    Value
           TEMPORARY CASH INVESTMENTS - 12.0 %
           Securities Lending Collateral  - 12.0% (c)
           Certificates of Deposit:
53,853     Abbey National Plc, 1.58%, 8/13/09                         $  53,853
53,851     Bank of Nova Scotia, 1.58%, 5/5/09                            53,851
86,121     Bank of Scotland NY, 1.45%, 6/5/09                            86,121
96,935     Barclays Bank, 1.13%, 5/27/09                                 96,935
96,935     DnB NOR Bank ASA NY, 1.5%, 6/5/09                             96,935
98,658     Intesa SanPaolo S.p.A., 1.03%, 5/22/09                        98,658
6,246      Nordea NY, 0.52%, 4/9/09                                       6,246
80,779     Royal Bank of Canada NY, 1.44%, 8/7/09                        80,779
96,935     Svenska Bank NY, 1.73%, 7/8/09                                96,935
                                                                      $  670,313
           Commercial Paper:
107,706    Monumental Global Funding, Ltd., 1.64%, 8/17/09               107,706
107,706    CBA, 1.31%, 7/16/09                                           107,706
53,853     CME Group, Inc., 1.44%, 8/6/09                                53,853
105,767    American Honda Finance Corp., 1.29%, 7/14/09                  105,767
107,706    HSBC Bank, Inc., 1.64%, 8/14/09                               107,706
26,926     IBM, 1.47%, 9/25/09                                           26,926
96,935     MetLife Global Funding, 1.71%, 6/12/09                        96,935
96,935     New York Life Global, 1.37%, 9/4/09                           96,935
107,706    Societe Generale, 1.75%, 9/4/09                               107,706
107,706    U.S. Bank NA, 1.35%, 8/24/09                                  107,706
91,550     Westpac Banking Corp., 0.94%, 6/1/09                          91,550
                                                                      $1,010,494
           Tri-party Repurchase Agreements:
323,117    Deutsche Bank, 0.21%, 4/1/09                               $  323,117
89,621     Barclays Capital Markets, 0.2%, 4/1/09                        89,621
                                                                      $  412,737
Shares
           Money Market Mutual Fund:
107,706    JPMorgan, U.S. Government Money Market Fund                $  107,706
           Total Securities Lending Collateral                        $2,201,250
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $2,201,250)                                         $2,201,250
           TOTAL INVESTMENT IN SECURITIES - 110.2%
           (Cost  $16,939,344)(a)                                    $20,176,680
           OTHER ASSETS AND LIABILITIES - (10.2)%                   $(1,876,882)
           TOTAL NET ASSETS - 100.0%                                 $18,299,798

*          Non-income producing security.

(a) At March 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $16,939,344 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost         $5,686,853

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value        (2,449,517)

           Net unrealized gain                                        $3,237,336

(b)        At March 31, 2009, the following securities were out on loan:

Shares                              Security                              Value
5,000      Expeditors International of Washington, Inc.               $  141,450
33,900     Linear Technology Corp.                                       114,900
23,600     Microchip Technology, Inc.                                    434,395
10,000     Omnicom Group, Inc.                                           234,000
15,800     T. Rowe Price Associates, Inc.                                455,988
                                                                      $1,380,733


(c)     Securities lending collateral is managed by Credit Suisse, New York
Branch.


           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                  Investments
                                                                 in Securities
Level 1 - Quoted Prices                                           $18,083,136
Level 2 - Other Significant Observable Inputs                     2,093,544
Level 3 - Significant Unobservable Inputs                                0
Total                                                             $20,176,680

            Pioneer Growth Opportunities Fund
            Schedule of Investments  3/31/09 (unaudited)

Shares                                                              Value
            COMMON STOCKS - 96.5 %
            Energy - 6.0 %
            Coal & Consumable Fuels - 1.5 %
48,200      Consol Energy, Inc.                                  $1,216,568
112,600     Foundation Coal Holdings, Inc.                        1,615,810
                                                                 $2,832,378
            Oil & Gas Equipment & Services - 1.8 %
213,100     Exterran Holdings Inc. * (b)                         $3,413,862
            Oil & Gas Exploration & Production - 2.7 %
102,300     Carrizo Oil & Gas, Inc. * (b)                        $ 908,424
43,400      Comstock Resources, Inc. * (b)                        1,293,320
64,100      Concho Resources, Inc. *                              1,640,319
76,600      Petrohawk Energy Corp. *                              1,473,018
                                                                 $5,315,081
            Total Energy                                         $11,561,321
            Materials - 1.2 %
            Diversified Metals & Mining - 1.2 %
414,200     Titanium Metals Corp. (b)                            $2,265,674
            Total Materials                                      $2,265,674
            Capital Goods - 8.7 %
            Aerospace & Defense - 1.4 %
406,000     Hexcel Corp. *                                       $2,667,420
            Construction & Engineering - 3.7 %
187,800     KBR, Inc.                                            $2,593,518
206,231     MYR Group, Inc. *                                     3,145,023
66,300      Quanta Services, Inc. *                               1,422,135
                                                                 $7,160,676
            Electrical Component & Equipment - 1.3 %
638,800     Polypore International, Inc. *                       $2,567,976
            Industrial Conglomerates - 1.9 %
264,200     McDermott International, Inc. *                      $3,537,638
            Industrial Machinery - 0.4 %
480,500     Flow International Corp. *                           $ 778,410
            Total Capital Goods                                  $16,712,120
            Commercial Services & Supplies - 4.2 %
            Diversified Support Services - 1.7 %
91,400      Healthcare Services Group, Inc. *                    $1,368,258
88,900      Iron Mountain, Inc. *                                 1,970,913
                                                                 $3,339,171
            Environmental & Facilities Services - 1.8 %
28,700      Stericycle, Inc. *                                   $1,369,851
38,500      Team, Inc. *                                           451,220
64,300      Waste Connections, Inc. *                             1,652,510
                                                                 $3,473,581
            Human Resource & Employment Services - 0.2 %
46,000      Monster Worldwide, Inc. *                            $ 374,900
            Research & Consulting Services - 0.5 %
31,600      CoStar Group, Inc. *                                 $ 955,900
            Total Commercial Services & Supplies                 $8,143,552
            Transportation - 1.2 %
            Air Freight & Couriers - 0.8 %
129,600     UTI Worldwide, Inc. *                                $1,548,720
            Marine - 0.4 %
228,400     American Commercial Lines, Inc. *                    $ 724,028
            Total Transportation                                 $2,272,748
            Consumer Durables & Apparel - 2.4 %
            Apparel, Accessories & Luxury Goods - 1.1 %
91,300      The Warnaco Group, Inc. * (b)                        $2,191,200
            Housewares & Specialties - 1.0 %
109,300     Tupperware Brands Corp.                              $1,857,007
            Leisure Products - 0.3 %
426,100     Leapfrog Enterprises, Inc. * (b)                     $ 588,018
            Total Consumer Durables & Apparel                    $4,636,225
            Consumer Services - 3.4 %
            Education Services - 3.4 %
49,300      American Public Education, Inc. *                    $2,073,558
19,200      DeVry, Inc.                                            925,056
202,279     Grand Canyon Education, Inc. * (b)                    3,491,336
                                                                 $6,489,950
            Total Consumer Services                              $6,489,950
            Retailing - 6.6 %
            Apparel Retail - 4.0 %
93,800      Abercrombie & Fitch Co. (b)                          $2,232,440
150,900     Gymboree Corp. * (b)                                  3,221,715
62,700      Ross Stores, Inc. (b)                                 2,249,676
                                                                 $7,703,831
            General Merchandise Stores - 0.6 %
121,500     99 Cents Only Stores * (b)                           $1,122,660
            Internet Retail - 2.0 %
48,800      Priceline.com, Inc. * (b)                            $3,844,464
            Total Retailing                                      $12,670,955
            Food, Beverage & Tobacco - 7.6 %
            Brewers - 0.6 %
54,400      Boston Beer Co. *                                    $1,134,784
            Packaged Foods & Meats - 6.6 %
148,025     American Italian Pasta Co. *                         $5,152,750
295,800     Chiquita Brands International, Inc. *                 1,961,154
284,371     Imperial Sugar Co. *                                  2,044,627
257,300     Smart Balance, Inc. *                                 1,554,092
50,300      The J.M. Smucker Co.                                  1,874,681
                                                                 $12,587,304
            Soft Drinks - 0.4 %
21,400      Hansen Natural Corp. * (b)                           $ 770,400
            Total Food, Beverage & Tobacco                       $14,492,488
            Household & Personal Products - 1.5 %
            Household Products - 1.5 %
53,500      Church & Dwight Co, Inc. (b)                         $2,794,305
            Total Household & Personal Products                  $2,794,305
            Health Care Equipment & Services - 14.0 %
            Health Care Equipment - 7.5 %
249,400     Abiomed, Inc. * (b)                                  $1,222,060
259,022     Cryolife, Inc. *                                      1,341,734
526,776     DexCom, Inc. *                                        2,180,853
20,000      GEN-Probe, Inc. *                                      911,600
53,700      IDEXX Laboratories, Inc. * (b)                        1,856,946
223,100     Insulet Corp. * (b)                                    914,710
213,400     Quidel Corp. *                                        1,967,548
65,900      Thoratec Corp. * (b)                                  1,692,971
67,600      Vnus Medical Technologies, Inc. *                     1,437,852
70,300      Wright Medical Group, Inc. * (b)                       916,009
                                                                 $14,442,283
            Health Care Facilities - 1.1 %
136,300     Psychiatric Solution, Inc. * (b)                     $2,143,999
            Health Care Services - 2.1 %
64,800      Catalyst Health Solutions, Inc. *                    $1,284,336
44,500      Genoptix, Inc. *                                      1,213,960
71,614      Lincare Holdings, Inc. * (b)                          1,561,185
                                                                 $4,059,481
            Health Care Supplies - 2.6 %
98,000      Align Technology, Inc. *                             $ 777,140
153,800     Inverness Medical Innovations, Inc. * (b)             4,095,694
                                                                 $4,872,834
            Health Care Technology - 0.7 %
33,000      AthenaHealth, Inc. * (b)                             $ 795,630
59,200      Eclipsys Corp. * (b)                                   600,288
                                                                 $1,395,918
            Total Health Care Equipment & Services               $26,914,515
            Pharmaceuticals & Biotechnology - 8.8 %
            Biotechnology - 3.2 %
42,100      Alexion Pharmaceuticals, Inc. *                      $1,585,486
126,100     BioMarin Pharmaceutical, Inc. * (b)                   1,557,335
64,500      Cubist Pharmaceuticals, Inc. *                        1,055,220
44,800      Myriad Genetics, Inc. * (b)                           2,037,056
                                                                 $6,235,097
            Life Sciences Tools & Services - 4.7 %
124,400     Advanced Magnetics, Inc. * (b)                       $4,574,188
44,900      Life Technologies Corp. *                             1,458,352
308,600     Parexel International Corp. *                         3,002,678
                                                                 $9,035,218
            Pharmaceuticals - 0.9 %
575,710     Cardiome Pharma Corp. * (b)                          $1,686,830
            Total Pharmaceuticals & Biotechnology                $16,957,145
            Diversified Financials - 1.8 %
            Consumer Finance - 1.0 %
162,770     Ezcorp, Inc. *                                       $1,883,249
            Specialized Finance - 0.8 %
96,200      MSCI, Inc. *                                         $1,626,742
            Total Diversified Financials                         $3,509,991
            Software & Services - 17.2 %
            Application Software - 9.0 %
148,926     Concur Technologies, Inc. *                          $2,857,890
167,100     Informatica Corp.                                     2,215,746
237,700     Lawson Software, Inc. *                               1,010,225
96,600      Net 1 UEPS Technologies, Inc. *                       1,469,286
147,700     Quest Software, Inc. *                                1,872,836
111,300     Synopsys, Inc. *                                      2,307,249
133,133     The Ultimate Software Group, Inc. * (b)               2,297,876
564,800     TIBCO Software, Inc. *                                3,315,376
                                                                 $17,346,484
            Data Processing & Outsourced Services - 1.3 %
70,100      DST Systems, Inc. *                                  $2,426,862
            Internet Software & Services - 3.7 %
249,900     Comscore, Inc. *                                     $3,021,291
191,022     Dealertrack Holdings, Inc. *                          2,502,388
247,300     Skillsoft Plc *                                       1,654,437
                                                                 $7,178,116
            IT Consulting & Other Services - 2.2 %
58,400      Forrester Research, Inc. * (b)                       $1,200,704
116,000     Gartner Group, Inc. * (b)                             1,277,160
396,900     Sapient Corp. *                                       1,774,143
                                                                 $4,252,007
            Systems Software - 1.0 %
103,200     Red Hat, Inc. * (b)                                  $1,841,088
            Total Software & Services                            $33,044,557
            Technology Hardware & Equipment - 3.9 %
            Communications Equipment - 1.2 %
62,700      F5 Networks, Inc. *                                  $1,313,565
73,200      Riverbed Technogoly, Inc. *                            957,456
                                                                 $2,271,021
            Computer Hardware - 1.1 %
131,100     Teradata Corp. *                                     $2,126,442
            Electronic Components - 0.9 %
72,502      Digital Theater Systems, Inc. * (b)                  $1,744,398
            Electronic Equipment & Instruments - 0.7 %
256,000     L-1 Identity Solutions *                             $1,308,160
            Total Technology Hardware & Equipment                $7,450,021
            Semiconductors - 6.5 %
            Semiconductor Equipment - 3.9 %
83,400      ASM Lithography Holdings NV (b)                      $1,460,334
121,500     MEMC Electronic Materials, Inc. *                     2,003,535
307,400     Teradyne, Inc. *                                      1,346,412
199,100     Tessera Technologies, Inc. *                          2,661,967
                                                                 $7,472,248
            Semiconductors - 2.6 %
204,100     Maxim Integrated Products, Inc.                      $2,696,161
196,100     Microsemi Corp. * (b)                                 2,274,760
                                                                 $4,970,921
            Total Semiconductors                                 $12,443,169
            Utilities - 1.4 %
            Electric Utilities - 0.7 %
31,100      ITC Holdings Corp. (b)                               $1,356,582
            Independent Power Producer & Energy Traders - 0.7 %
48,900      Ormat Technologies, Inc. (b)                         $1,342,794
            Total Utilities                                      $2,699,376
            TOTAL COMMON STOCKS
            (Cost  $197,186,383)                               $185,058,112

            EXCHANGE TRADED FUNDS - 2.0 %
            Diversified Financials - 2.0 %
            Diversified Financial Services - 0.5 %
67,500      SPDR KBW Bank ETF                                    $ 935,550
            Multi-Sector Holding - 1.5 %
62,700      iShares Russell 2000 Growth (ETF)                    $2,882,946
            TOTAL EXCHANGE TRADED FUNDS
Principal   (Cost  $4,603,528)                                   $3,818,496
Amount
            TEMPORARY CASH INVESTMENTS - 20.7%
            Security Lending Collateral - 20.7% (c)
            Certificates of Deposit:
$972,120    Abbey National Plc, 1.58%, 8/13/09                   $ 972,120
972,084     Bank of Nova Scotia, 1.58%, 5/5/09                     972,084
1,554,608   Bank of Scotland NY, 1.45%, 6/5/09                    1,554,608
1,749,816   Barclays Bank, 1.13%, 5/27/09                         1,749,816
1,749,816   DnB NOR Bank ASA NY, 1.5%, 6/5/09                     1,749,816
1,780,924   Intesa SanPaolo S.p.A., 1.03%, 5/22/09                1,780,924
112,753     Nordea NY, 0.52%, 4/9/09                               112,753
1,458,180   Royal Bank of Canada NY, 1.44%, 8/7/09                1,458,180
1,749,816   Svenska Bank NY, 1.73%, 7/8/09                        1,749,816
1,944,240   CBA, 1.31%, 7/16/09                                   1,944,240
1,944,240   Societe Generale, 1.75%, 9/4/09                       1,944,240
1,944,240   U.S. Bank NA, 1.35%, 8/24/09                          1,944,240
                                                                 $17,932,839
            Commercial Paper:
1,944,240   Monumental Global Funding, Ltd., 1.64%, 8/17/09      $1,944,240
972,120     CME Group, Inc., 1.44%, 8/6/09                         972,120
1,909,244   American Honda Finance Corp., 1.29%, 7/14/09          1,909,244
1,944,240   HSBC Bank, Inc., 1.64%, 8/14/09                       1,944,240
486,060     IBM, 1.47%, 9/25/09                                    486,060
1,749,816   MetLife Global Funding, 1.71%, 6/12/09                1,749,816
1,749,816   New York Life Global, 1.37%, 9/4/09                   1,749,816
1,652,604   Westpac Banking Corp., 0.94%, 6/1/09                  1,652,604
                                                                 $12,408,142
            Tri-party Repurchase Agreements:
5,832,721   Deutsche Bank, 0.21%, 4/1/09                         $5,832,721
1,617,783   Barclays Capital Markets, 0.2%, 4/1/09                1,617,783
                                                                 $7,450,504
Shares
            Money Market Mutual Fund:
1,944,240   JPMorgan, U.S. Government Money Market Fund          $1,944,240
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $39,735,725)                                  $39,735,725

            TOTAL INVESTMENT IN SECURITIES - 119.3%
            (Cost  $241,525,636) (a)                             $228,612,333

            OTHER ASSETS AND LIABILITIES - (19.3)%               $(36,935,922)

            TOTAL NET ASSETS - 100.0%                            $191,676,411

*           Non-Inc.ome producing security.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $241,525,636 was as follows:

            Aggregate gross unrealized gain for all investments
            in which there is an excess of value over tax cost   $17,157,499

            Aggregate gross unrealized loss for all investments
            in which there is an excess of tax cost over value   (30,070,802)

            Net unrealized loss                                 $(12,913,303)

(b)         At March 31, 2009, the following securities were out on loan:

Shares                            Security                          Value
54,300      99 Cents Only Stores *                                 501,732
64,000      Abercrombie & Fitch Co.                               1,523,200
104,500     Abiomed, Inc. *                                        512,050
122,400     Advanced Magnetics, Inc. *                            4,500,648
79,000      ASM Lithography Holdings NV                           1,383,290
8,300       AthenaHealth, Inc. *                                   200,113
122,900     BioMarin Pharmaceutical, Inc. *                       1,517,815
300         Cardiome Pharma Corp. *                                  879
70,700      Carrizo Oil & Gas, Inc. *                              627,816
16,000      Church & Dwight Co, Inc.                               835,680
11,000      Comstock Resources, Inc. *                             327,800
6,900       Digital Theater Systems, Inc. *                        166,014
75,200      Eclipsys Corp. *                                       762,528
28,000      Exterran Holdings Inc. *                               448,560
11,400      Forrester Research, Inc. *                             234,384
20,000      Gartner Group, Inc. *                                  220,200
199,500     Grand Canyon Education, Inc. *                        3,443,370
32,500      Gymboree Corp. *                                       693,875
29,000      Hansen Natural Corp. *                                1,044,000
42,760      IDEXX Laboratories, Inc. *                            1,478,641
220,600     Insulet Corp. *                                        904,460
146,000     Inverness Medical Innovations, Inc. *                 3,887,980
11,000      ITC Holdings Corp.                                     479,820
154,000     Leapfrog Enterprises, Inc. *                           212,520
79,400      Lincare Holdings, Inc. *                              1,730,920
4,000       Microsemi Corp. *                                      46,400
30,700      Myriad Genetics, Inc. *                               1,395,929
19,700      Ormat Technologies, Inc.                               540,962
48,300      Priceline.com, Inc. *                                 3,805,074
2,400       Psychiatric Solution, Inc. *                           37,752
51,600      Red Hat, Inc. *                                        920,544
2,600       Ross Stores, Inc.                                      93,288
16,000      Thoratec Corp. *                                       411,040
307,500     Titanium Metals Corp.                                 1,682,025
21,000      The Ultimate Software Group, Inc. *                    362,460
14,300      The Warnaco Group, Inc. *                              343,200
3,000       Wright Medical Group, Inc. *                           39,090
                                                                $37,316,059


(c)     Securities lending collateral is managed by Credit Suisse, New York
Branch.


            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (Inc.luding quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (Inc.luding the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                  Investments
                                                                 in Securities
Level 1 - Quoted Prices                                          $190,820,848
Level 2 - Other Significant Observable Inputs                     37,791,485
Level 3 - Significant Unobservable Inputs                            0
Total                                                            $228,612,333

               Pioneer Tax Free Money Market Fund
               Schedule of Investments  3/31/2009 (unaudited)

PrincipalFloating                                                      Value
Amount($) Rate (b)
               MUNICIPAL BONDS - 78.9 %
               Miscellaneous - 3.0 %
3,525,000      Henrico County Virginia, 5.0%, 12/1/09               $3,620,896

               Municipal Government - 5.5 %
4,100,000 0.50 Wake County North Carolina, Floating Rate Note, 4/1/2$4,100,000 2,485,000 0.47 Washington State Putters-Ser, Floating Rate Note, 7/1 2,485,000
                                                                    $6,585,000
               Municipal Development - 3.1 %
700,000   0.50 Holland Creek Metropolitan District Colorado, Floatin$ 700,000
3,000,000 0.60 Pima County Arizona Industrial Development Authority,
                    Floating Rate Note, 12/1/22                      3,000,000
                                                                    $3,700,000
               Municipal Education - 3.7 %
1,000,000      Florida State Board of Education, 5.0%, 6/1/09       $1,004,975
3,000,000 0.55 Illinois Financial Authority Revenue, Floating Rate N 3,000,000
430,000   0.64 New Hampshire Health & Education, Floating Rate Note,  430,000
                                                                    $4,434,975
               Municipal Facilities - 2.3 %
495,000   0.35 Clarksville Tennessee Public, Floating Rate Note, 7/1$ 495,000
2,225,000 0.50 Richland Washington Golf Enterprise Revenue, Floating 2,225,000
                                                                    $2,720,000
               Municipal General - 7.9 %
1,500,000      Colorado Educational & Cultural Facilities Authority,$1,500,000
990,000   0.46 Lancaster Port Authority Ohio, Floating Rate Note, 5/  990,000
6,000,000      Texas State Tax & Revenue Anticipation, 3.0%, 8/28/09 6,033,017
1,000,000      Wake County North Carolina, 3.5%, 10/15/09            1,009,553
                                                                    $9,532,570
               Municipal Higher Education - 13.0 %
3,900,000 0.35 Broward County Florida, Floating Rate Note, 4/1/24   $3,900,000
2,500,000 0.40 District of Columbia University Revenue, Floating Rat 2,500,000 5,075,000 0.35 Maryland State Health & Higher Education Facilities Authority
                    Revenue, Floating Rate Note, 7/1/36              5,075,000
1,500,000      University of Texas, 1.1%, 7/1/37                     1,500,000
615,000        Virginia College Building Authority, Floating Rate No  615,000
2,000,000 0.35 Wisconsin State Health & Education Facilities, Floati 2,000,000
                                                                    $15,590,000
               Municipal Medical - 24.9 %
1,000,000 0.35 Aurora Colorado Hospital Revenue, Floating Rate Note,$1,000,000
2,000,000 0.40 Elmhurst Illinois, Floating Rate Note, 7/1/18         2,000,000
200,000   0.40 Illinois Finance Authority, 0.25%, 8/15/38             200,000
1,000,000 0.37 Illinois Finance Authority, Floating Rate Note, 7/1/3 1,000,000
700,000   0.40 Illinois Finance Authority, Floating Rate Note, 5/15/  700,000
2,485,000 0.35 Loudoun County Virginia Industrial Development Authority,
                    Floating Rate Note, 2/15/38                      2,485,000
400,000   0.29 Loudoun County Virginia Industrial Development Authority,
                    Floating Rate Note, 2/15/38                       400,000
3,865,000 0.60 Maryland State Health & Higher Education, Floating Ra 3,865,000 4,605,000 0.45 New Hampshire Health & Education, Floating Rate Note, 4,605,000 1,200,000 0.55 Nueces County Texas Health Facilities Development Corp.
                    Revenue, Floating Rate Note 7/1/15               1,200,000
1,195,000 0.45 University Hospitals & Clinics Authority, Floating Ra 1,195,000
6,090,000 0.40 University of Michigan, Floating Rate Note, 12/1/37   6,090,000
5,200,000 0.35 Washington State Health Care Facilities, Floating Rat 5,200,000
                                                                    $29,940,000
               Municipal Pollution - 4.2 %
3,000,000 0.43 Apache County Arizona Industrial Development Authority,
                    Floating Rate Note, 12/15/18                    $3,000,000
1,050,000 0.45 Hammond Indiana Pollution Center, Floating Rate, 2/1/ 1,050,000 1,000,000 0.50 Pleasant Prairie Wisconsin Pollution Floating Rate No 1,000,000
                                                                    $5,050,000
               Municipal  Power - 2.5 %
3,000,000 0.35 Florida State Municipal Power Agency, Floating Rate N$3,000,000
               Municipal School District - 2.0 %
2,400,000      Weston Massachusetts, 1.5%, 2/5/10                   $2,419,254
               Municipal Transportation - 1.3 %
1,500,000 0.42 JPMorgan Chase Putter, 1.07%, 4/15/10                $1,500,000
               Municipal Utilities - 0.7 %
870,000   0.40 Gainesville Florida Utilities, Floating Rate Note, 10$ 870,000
               Municipal Water - 4.8 %
5,800,000 0.50 Boston Massachusetts Water & Sewer Commerce Revenue,
                    Floating Rate Note, 11/1/24                     $5,800,000
                                                                    $94,762,695
               TOTAL MUNICIPAL BONDS                                $94,762,695
               (Cost  $94,762,695)

               COMMERCIAL PAPER - 15.0 %
5,000,000      Board of Governors of the University, 0.75%, 4/3/09  $5,000,000
5,000,000      City of Burlington Kansas, 0.85%, 4/1/09              5,000,000
1,000,000      Jacksonville Pollution Control, 0.65%, 5/1/09         1,000,000
1,000,000      Jacksonville Pollution Control, 0.65%, 5/1/09         1,000,000
1,000,000      Texas Public Fin Authority, 0.5%, 5/1/09              1,000,000
1,000,000      University of Minnesota, 0.75%, 4/2/09                1,000,000
1,985,000      University of Texas, 0.6%, 6/12/09                    1,985,000
2,000,000      Vanderbilt University, 0.4%, 4/1/09                   2,000,000
                                                                    $17,985,000
               TOTAL TEMPORARY CASH INVESTMENTS                     $17,985,000
               (Cost  $17,985,000)
Shares
               MUTUAL FUND - 3.3 %
4,000,000      Blackrock Liquidity Funds MuniFund Portfolio         $4,000,000
               TOTAL MUTUAL FUND                                    $4,000,000
               (Cost  $4,000,000)

               TOTAL INVESTMENT IN SECURITIES - 97.2 %             $116,747,695
               (Cost  $116,747,695)(a)
               OTHER ASSETS AND LIABILITIES - 2.8 %                 $3,336,604
               TOTAL NET ASSETS - 100.0 %                          $120,084,299

(a) At March 31, 2009, cost for federal income tax purposes was $116,747,695.

(b)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
              Level 1 - quoted prices in active markets for identical securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                   Investments
                                                                  in Securities
Level 1 - Quoted Prices                                            $4,000,000
Level 2 - Other Significant Observable Inputs                       112,747,695
Level 3 - Significant Unobservable Inputs                              0
Total                                                              $116,747,695


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.